Intangibles - Movements in maintenance rights (Details) - Maintenance Rights - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 3,292,007	$ 642,825
EOL and MR contract maintenance rights expense	(166,512)	(6,170)
MR contract maintenance rights write-off offset by maintenance liability release	(242,142)	(7,340)
EOL contract maintenance rights write-off offset by EOL compensation received	(65,506)	(16,701)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(2,333)	(2,362)
Maintenance rights at end of period	$ 2,815,514	$ 610,252